Acquisitions (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended							12 Months Ended			1 Months Ended	12 Months Ended
	Jan. 25, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 UCI Holdings Limited [Member]	Dec. 31, 2010 UCI Holdings Limited [Member] Successor [Member]	Dec. 31, 2011 UCI International Inc [Member]	Jan. 25, 2011 UCI International Inc [Member]	Jul. 29, 2011 UCI (Shanghai) Trading Company Limited [Member]
Acquisitions (Textual) [Abstract]
Percentage of acquisition of outstanding stock																					100.00%
Acquisition cost																					$ 375,000,000	$ 1,500,000
Merger and acquisition related costs	5,170,000	8,300,000		11,331,000		5,170,000		1,259,000						100,000	1,500,000		11,331,000			16,500,000
Debt issue costs related to the acquisition financing																			1,300,000	22,500,000
Revenue of UCI Holdings	78,842,000	245,500,000	984,497,000	910,179,000	944,983,000	78,842,000	944,983,000		238,500,000	249,800,000	234,600,000	261,600,000	237,400,000	254,200,000	251,900,000	984,497,000	910,179,000	0
Debt commitment fees				5,945,000													5,945,000			5,900,000
Stock-based compensation expense relating to equity incentive awards	15,082,000	9,200,000			443,000	15,082,000	443,000													15,100,000
Fees and expenses related to early extinguishment of debt	(24,153,000)	(14,700,000)			(8,687,000)	(24,153,000)	(8,687,000)													24,200,000
Cost of goods sold		9,600,000		16,400,000											300,000		16,376,000			16,400,000
Acquisitions (Additional Textual) [Abstract]
Contingent consideration payable			0
Equity contribution for purchase consideration and the refinancing of certain UCI international borrowings				$ 320,000,000